Note 13 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Debt [Table Text Block]
	As at December 31,
	2022	2021
Revolving Credit Facility	$930,042	$-
Senior Notes	506,533	529,089
Finance leases maturing at various dates through 2026	1,480	810
Other long-term debt maturing at various dates up to 2025	1,044	1,155
	1,439,099	531,054

Less: current portion	1,360	1,458
Long-term debt - non-current	$1,437,739	$529,596

Schedule of Maturities of Long-Term Debt [Table Text Block]
For the year ended December 31,
2023	$1,360
2024	821
2025	242
2026	102
2027 and thereafter	1,436,574
$1,439,099